Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Intangible Asset, Finite-Lived [Line Items]
Cost	$ 10,555	$ 9,992
Accumulated Amortization	(5,609)	(4,864)
Net Book Value	4,946	5,128
Patents
Intangible Asset, Finite-Lived [Line Items]
Cost	2,519	2,226
Accumulated Amortization	(1,560)	(1,383)
Net Book Value	959	843
Internally developed software
Intangible Asset, Finite-Lived [Line Items]
Cost	7,773	7,586
Accumulated Amortization	(3,907)	(3,352)
Net Book Value	3,866	4,234
External software licenses
Intangible Asset, Finite-Lived [Line Items]
Cost	263	180
Accumulated Amortization	(142)	(129)
Net Book Value	$ 121	$ 51